Share-based Compensation (Tables)	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Weighted Average Assumptions
	2012	2011
Expected dividend yield	0%	–
Risk-free interest rate	0.26%	–
Expected volatility	104%	–
Expected option life (in years)	5.00	–

Summary of the Continuity of the Company's Stock Options
	Number of Options	Weighted Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
		$		$

Outstanding, December 31, 2011	–	–	–	–

Granted	3,100,000	0.50

Outstanding, September 30, 2012	3,100,000	0.50	4.84	279,000

Exercisable, September 30, 2012	775,000	0.50	4.84	69,750

Non-vested Stock Options
Non-vested stock options	Number of Options	Weighted Average Grant Date Fair Value
		$
Non-vested at December 31, 2011	–	–

Granted	3,100,000	0.37
Vested	(775,000)	0.37

Non-vested at September 30, 2012	2,325,000	0.37